CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Oct. 31, 2010	$ 14,324	$ 11	$ 198,729	$ (184,367)	$ (49)
Balance (in shares) at Oct. 31, 2010		10,736,941
Issuance of common stock	20	0	20	0	0
Issuance of common stock (in shares)		4,202
Stock options exercised	95	0	95	0	0
Stock options exercised (in shares)		57,645
Stock warrants exercised	29	0	29	0	0
Stock warrants exercised (in shares)		38,703
Stock-based compensation	877	0	877	0	0
Stock-based compensation (in shares)		86,052
Foreign currency translation adjustment	9	0	0	0	9
Net loss	(7,495)	0	0	(7,495)	0
Balance at Oct. 31, 2011	7,859	11	199,750	(191,862)	(40)
Balance (in shares) at Oct. 31, 2011		10,923,543
Issuance of common stock	3,018	1	3,017	0	0
Issuance of common stock (in shares)		587,083
Stock options exercised	150	0	150	0	0
Stock options exercised (in shares)		71,526
Stock warrants exercised	44	0	44	0	0
Stock warrants exercised (in shares)		13,749
Stock-based compensation	1,621	0	1,621	0	0
Stock-based compensation (in shares)		83,959
Foreign currency translation adjustment	1	0	0	0	1
Net loss	(10,696)	0	0	(10,696)	0
Balance at Oct. 31, 2012	$ 1,997	$ 12	$ 204,582	$ (202,558)	$ (39)
Balance (in shares) at Oct. 31, 2012		11,679,860